111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

October 27, 2016

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

MFS® Series Trust IV (the “Trust”) (File Nos. 2-54607 and 811-2594) on behalf of MFS® Blended Research® Emerging Markets Equity Fund, MFS® Blended Research® Global Equity Fund, MFS® Blended Research® International Equity Fund and MFS® U.S. Government Money Market Fund (the “Funds”); Post Effective Amendment No. 70 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 70 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 68 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of updating the funds’ strategies and in connection therewith, making certain other minor and conforming changes.

Additionally, the wording “report does not exist”, which appears throughout the Prospectuses will be replaced in each instance with the appropriate required information in the 485(b) filing.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Sincerely,

JOHNATHAN C. MATHIESEN
Johnathan C. Mathiesen
Assistant Vice President and
Associate Counsel

JCM/bjn

Enclosure